Regulatory Capital Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Capital Financial Instruments [Abstract]
Schedule of Financial Instruments of Regulatory Capital Issued	At the end of each year, this line item is composed of the following:
	2025	2024
	MCh$	MCh$
Subordinated bonds
Subordinated bonds with transitory recognition	—	—
Subordinated bonds	1,087,093	1,068,879
Bonds with no fixed term of maturity	—	—
Preferred shares	—	—
Total	1,087,093	1,068,879

Schedule of Regulatory Capital Financial Instruments	Changes in regulatory capital financial instruments:
	Subordinated bonds	Bonds with no fixed term of maturity	Preferred shares
	MCh$

Balance as of January 1, 2024	1,039,814	—	—
New issuances performed	—	—	—
Transaction costs	—	—	—
Amortization of transaction costs	—	—	—
Accrued interest	34,551	—	—
Acquisition or redemption by the issuer	—	—	—
Modification of the issuance conditions	—	—	—
Interest and UF indexation payments to the holder	(41,432)	—	—
Principal payments to the holder	(9,205)	—	—
Accrued UF indexation	45,151	—	—
Exchange rate differences	—	—	—
Depreciation	—	—	—
Repricing	—	—	—
Expiration	—	—	—
Conversion to common shares	—	—	—
Balance as of December 31, 2024	1,068,879	—	—

Balance as of January 1, 2025	1,068,879	—	—
New issuances performed	—	—	—
Transaction costs	—	—	—
Amortization of transaction costs	—	—	—
Accrued interest	35,283	—	—
Acquisition or redemption by the issuer	—	—	—
Modification of the issuance conditions	—	—	—
Interest and UF indexation payments to the holder	(43,392)	—	—
Principal payments to the holder	(9,552)	—	—
Accrued UF indexation	35,875	—	—
Exchange rate differences	—	—	—
Depreciation	—	—	—
Repricing	—	—	—
Expiration	—	—	—
Conversion to common shares	—	—	—
Balance as of December 31, 2025	1,087,093	—	—

Schedule of Subordinated Bonds Due	Below is the detail of the subordinated bonds due as of December 31, 2025 and 2024:
December 2025
Series	Currency	Issuance currency amount	Interest rate %	Registration date	Maturity date	Balance owed MCh$

C1	UF	300,000	7.5	12/06/1999	01/01/2030	4,167
C1	UF	200,000	7.4	12/06/1999	01/01/2030	2,780
C1	UF	530,000	7.1	12/06/1999	01/01/2030	7,404
C1	UF	300,000	7.1	12/06/1999	01/01/2030	4,193
C1	UF	50,000	6.5	12/06/1999	01/01/2030	706
C1	UF	450,000	6.6	12/06/1999	01/01/2030	6,350
D1	UF	2,000,000	3.6	06/20/2002	04/01/2026	3,626
F	UF	1,000,000	5.0	11/28/2008	11/01/2033	38,760
F	UF	1,500,000	5.0	11/28/2008	11/01/2033	58,140
F	UF	759,000	4.5	11/28/2008	11/01/2033	30,367
F	UF	241,000	4.5	11/28/2008	11/01/2033	9,642
F	UF	4,130,000	4.2	11/28/2008	11/01/2033	167,899
F	UF	1,000,000	4.3	11/28/2008	11/01/2033	40,653
F	UF	70,000	4.2	11/28/2008	11/01/2033	2,853
F	UF	4,000,000	3.9	11/28/2008	11/01/2033	166,840
F	UF	2,300,000	3.8	11/28/2008	11/01/2033	96,242
G	UF	600,000	4.0	11/29/2011	11/01/2036	23,505
G	UF	50,000	4.0	11/29/2011	11/01/2036	1,959
G	UF	80,000	3.9	11/29/2011	11/01/2036	3,153
G	UF	450,000	3.9	11/29/2011	11/01/2036	17,751
G	UF	160,000	3.9	11/29/2011	11/01/2036	6,311
G	UF	1,000,000	2.7	11/29/2011	11/01/2036	43,916
G	UF	300,000	2.7	11/29/2011	11/01/2036	13,175
G	UF	1,360,000	2.6	11/29/2011	11/01/2036	59,884
J	UF	1,400,000	1.0	11/29/2011	11/01/2042	79,235
J	UF	1,500,000	1.0	11/29/2011	11/01/2042	85,004
J	UF	1,100,000	1.0	11/29/2011	11/01/2042	62,751
I	UF	900,000	1.0	11/29/2011	11/01/2040	49,827
				Total subordinated bonds owed		1,087,093
December 2024
Serie	Currency	Issuance currency amount	Interest rate %	Registration date	Maturity date	Balance owed MCh$

C1	UF	300,000	7.5	12/06/1999	01/01/2030	4,761
C1	UF	200,000	7.4	12/06/1999	01/01/2030	3,178
C1	UF	530,000	7.1	12/06/1999	01/01/2030	8,472
C1	UF	300,000	7.1	12/06/1999	01/01/2030	4,797
C1	UF	50,000	6.5	12/06/1999	01/01/2030	809
C1	UF	450,000	6.6	12/06/1999	01/01/2030	7,283
D1	UF	2,000,000	3.6	06/20/2002	04/01/2026	10,335
F	UF	1,000,000	5.0	11/28/2008	11/01/2033	37,358
F	UF	1,500,000	5.0	11/28/2008	11/01/2033	56,037
F	UF	759,000	4.5	11/28/2008	11/01/2033	29,365
F	UF	241,000	4.5	11/28/2008	11/01/2033	9,324
F	UF	4,130,000	4.2	11/28/2008	11/01/2033	162,631
F	UF	1,000,000	4.3	11/28/2008	11/01/2033	39,377
F	UF	70,000	4.2	11/28/2008	11/01/2033	2,764
F	UF	4,000,000	3.9	11/28/2008	11/01/2033	162,042
F	UF	2,300,000	3.8	11/28/2008	11/01/2033	93,507
G	UF	600,000	4.0	11/29/2011	11/01/2036	22,697
G	UF	50,000	4.0	11/29/2011	11/01/2036	1,891
G	UF	80,000	3.9	11/29/2011	11/01/2036	3,046
G	UF	450,000	3.9	11/29/2011	11/01/2036	17,149
G	UF	160,000	3.9	11/29/2011	11/01/2036	6,097
G	UF	1,000,000	2.7	11/29/2011	11/01/2036	42,768
G	UF	300,000	2.7	11/29/2011	11/01/2036	12,831
G	UF	1,360,000	2.6	11/29/2011	11/01/2036	58,330
J	UF	1,400,000	1.0	11/29/2011	11/01/2042	77,836
J	UF	1,500,000	1.0	11/29/2011	11/01/2042	83,509
J	UF	1,100,000	1.0	11/29/2011	11/01/2042	61,667
I	UF	900,000	1.0	11/29/2011	11/01/2040	49,018
				Total subordinated bonds owed		1,068,879